Deferred Liabilities, Commitments and Contingencies - Loan Note Subscription Agreement - Mezzanine Debt Facility and Equity Subscription Agreement (Details) - Mezz Facility - CIK0001853021 Metals Acquisition Corp [Member]
Mar. 10, 2023
Less than $3.40/lb
Deferred Liabilities, Commitments and Contingencies
Percentage of interest payments capitalized to the principal	0.1200
>$3.40/lb to $3.85/lb
Deferred Liabilities, Commitments and Contingencies
Percentage of interest payments capitalized to the principal	0.1000
>$3.85/lb
Deferred Liabilities, Commitments and Contingencies
Percentage of interest payments capitalized to the principal	0.0800